GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geograpical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 23,642	$ 26,354
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,822	1,973
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	20,832	22,963
EMEA - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	251	357
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 737	$ 1,061